Licensing Agreements with Related Parties	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Licensing Agreements With Related Parties
Licensing Agreements with Related Parties

12.	Licensing Agreements with Related Parties

In November 2018, the Company entered into licensing agreements as amended with Ensorcia Metals Corporation (“Ensorcia”) and its wholly-owned subsidiaries, Sorcia and Ensorcia Argentina LLC (“EAL”) (collectively, “Ensorcia Group”) whereby the Company issued lithium extraction technology licenses to Sorcia and EAL to use extraction systems manufactured by the Company in exchange for a six percent royalty (6%) on the gross sales price of all products produced and sold, less selling costs, using the licensed technology and a ten percent (10%) participation interest in each of Sorcia’s and EAL’s future resource projects or lithium extraction facilities where the Company’s licensed rights are utilized. The definition of participation interest is to be agreed upon and calculated at the time any future resource projects are negotiated. Pursuant to the licensing agreements, as amended, Sorcia and EAL have a priority over construction of the Company’s next extraction system on the Company’s construction schedule. The Company can terminate the licensing agreements with Sorcia and EAL on or after December 31, 2028. Ensorcia, Sorcia and EAL are related parties of the Company by virtue of significant shareholdings. The controlling shareholder and Chairman of the Ensorcia Group was a director of the Company until October 31, 2024.

On March 30, 2023, the Company and Entec, an affiliate of the Ensorcia Group, entered into the Entec Licensing Agreement. Pursuant to the terms of the Entec Licensing Agreement, the Company will provide Entec with a non-exclusive, limited, world-wide (other than Chile and Argentina) license to access to all patents, trade secrets, and other proprietary rights for use by Entec within the territory solely for the use and operation of equipment and systems manufactured and sold in accordance with the Entec License Agreement for the extraction of lithium salts from lithium bearing raw brine. In consideration for entering the Entec Licensing Agreement, Entec has agreed to provide the Company with a royalty equal to 6% of the net sales with respect to the first resource project or lithium extraction facility utilizing the Company’s licensed technology as well as an interest in the project equal to 10% of Entec’s interest in the project (the “Entec Participation Interest”). With respect to additional resource projects, Entec has agreed to provide the Company with both royalty payments and the Entec Participation Interest equal to the last lithium production agreement entered into by the Company in the country where the project resides.

12.	Licensing Agreements with Related Parties

In November 2018, the Company entered into licensing agreements as amended with Ensorcia Metals Corporation (“Ensorcia”) and its wholly-owned subsidiaries, Sorcia and Ensorcia Argentina LLC (“EAL”) (collectively, “Ensorcia Group”) whereby the Company issued lithium extraction technology licenses to Sorcia and EAL to use extraction systems manufactured by the Company in exchange for a six percent royalty (6%) on the gross sales price of all products produced and sold, less selling costs, using the licensed technology and a ten percent (10%) participation interest in each of Sorcia’s and EAL’s future resource projects or lithium extraction facilities where the Company’s licensed rights are utilized. The definition of participation interest is to be agreed upon and calculated at the time any future resource projects are negotiated. Pursuant to the licensing agreements, as amended, Sorcia and EAL have a priority over construction of the Company’s next extraction system on the Company’s construction schedule. The Company can terminate the licensing agreements with Sorcia and EAL on or after December 31, 2028. Ensorcia, Sorcia and EAL are related parties of the Company by virtue of significant shareholdings. The controlling shareholder and Chairman of the Ensorcia Group was a director of the Company until October 31, 2024.

On March 30, 2023, the Company and Entec, an affiliate of the Ensorcia Group, entered into the Entec Licensing Agreement. Pursuant to the terms of the Entec Licensing Agreement, the Company will provide Entec with a non-exclusive, limited, world-wide (other than Chile and Argentina) license to access to all patents, trade secrets, and other proprietary rights for use by Entec within the territory solely for the use and operation of equipment and systems manufactured and sold in accordance with the Entec License Agreement for the extraction of lithium salts from lithium bearing raw brine. In consideration for entering the Entec Licensing Agreement, Entec has agreed to provide the Company with a royalty equal to 6% of the net sales with respect to the first resource project or lithium extraction facility utilizing the Company’s licensed technology as well as an interest in the project equal to 10% of Entec’s interest in the project (the “Entec Participation Interest”). With respect to additional resource projects, Entec has agreed to provide the Company with both royalty payments and the Entec Participation Interest equal to the last lithium production agreement entered into by the Company in the country where the project resides.

For the years ended March 31, 2025 and 2024, the Company has not received any revenue or incurred any expense associated with these licensing agreements with the related parties.